Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Humankind Benefit Corp
Entity Central Index Key	0001821080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000222778
Shareholder Report [Line Items]
Fund Name	Humankind US Stock ETF
Trading Symbol	HKND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.
Additional Information Phone Number	888 557-6692
Additional Information Website	https://www.humankindfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Humankind U.S. Stock ETF	$6	0.11%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 154,292,685
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 82,577
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$154,292,685
Number of Portfolio Holdings	1,007
Advisory Fee	$82,577
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Partnership Shares	0.1%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.3%
Utilities	0.8%
Real Estate	1.0%
Consumer Discretionary	4.0%
Materials	5.0%
Industrials	5.3%
Financials	7.1%
Communications	8.4%
Technology	13.0%
Consumer Staples	15.1%
Health Care	39.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.1%
Archer-Daniels-Midland Company	3.4%
Microsoft Corporation	2.4%
Apple, Inc.	2.4%
Eli Lilly & Company	2.2%
AbbVie, Inc.	2.2%
Johnson & Johnson	2.2%
Bunge Global S.A.	2.1%
Intel Corporation	1.7%
Procter & Gamble Company (The)	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.